Acquisition of a Subsidiary	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
ACQUISITION OF A SUBSIDIARY

14.	ACQUISITION OF A SUBSIDIARY
On August 3, 2020, the Group acquired 51% of the issued share capital of PolicyPal for a consideration of US$3,000 (equivalent to approximately HK$23,259) in cash and 702,765 of Class A ordinary shares of the Company. This acquisition has been accounted for using the acquisition method. The amount of goodwill arising as a result of the acquisition was HK$58,675. PolicyPal operates a digital insurance brokerage business under direct insurance and exempt financial adviser license issued by the Monetary Authority of Singapore (“MAS”) in relation to advising on investment products that are life policies and arranging of life policies in Singapore, other than for reinsurance. The acquisition of PolicyPal, which is included in the digital financial services segment, was in line with the Group’s digital financial services strategy.
Consideration transferred:

HK$
Cash	23,259
Equity instruments issued	67,664

Total	90,923

As part of the consideration for the acquisition of PolicyPal, 702,765 of Class A ordinary shares of the Company were issued. The fair value of the ordinary shares of the Company is determined with assistance from an independent valuation firm. Details of the movement of share capital are set out in note 23 (vi).
Acquisition-related costs amounting to HK$52 have been excluded from the consideration transferred and have been recognized as an expense, within the other expenses line item in the consolidated statement of profit or loss and other comprehensive income for the year ended April 30, 2021.

Assets acquired and liabilities recognized at the date of acquisition:

HK$
Property, plant and equipment	30
Intangible asset	45,260
Accounts and other receivables	293
Bank balances and cash	43,988
Accounts and other payables	(18,597)
Deferred tax liabilities	(7,694)

63,280

The gross contractual amounts of those trade and other receivables acquired amounted to HK$293.
In 2021, all of the acquired trade and other receivables have been collected.
The intangible asset represents the developed technology. Such intangible asset is amortized on a straight-line basis over 7 years.
Goodwill arising on acquisition:

HK$
Consideration transferred	90,923
Plus: non-controlling interests (49% in PolicyPal)	31,032
Less: net assets acquired	(63,280)

Goodwill arising on acquisition	58,675

The
non-controlling
interests (49%) in PolicyPal recognized at the acquisition date was measured at their proportionate share of net assets acquired.
Goodwill arose in the acquisition of PolicyPal because the cost of the combination included a control premium. In addition, the consideration paid for the acquisition effectively included amounts in relation to the benefit of expected synergies, revenue growth, future market development and the assembled workforce of PolicyPal. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible asset.
None of the goodwill arising on these acquisitions is expected to be deductible for tax purposes.
Net cash inflow on acquisition of PolicyPal:

HK$
Cash consideration paid	(23,259)
Less: cash and cash equivalents balances acquired	43,988

20,729

Impact of the acquisition on the results of the Group:
The profit of the Group for the year ended April 30, 2021 includes loss of HK$8,679 attributable from PolicyPal. Revenue of the Group for the year ended April 30, 2021 includes HK$2,333 attributable from PolicyPal.
Had the acquisition been completed on May 1, 2020, revenue for the year ended April 30, 2021 of the Group would have been HK$196,593, and profit for the year ended April 30, 2021 of the Group would have been HK$168,748. The pro forma information is for illustrative purposes only and is not necessarily an indication of revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed on May 1, 2020, nor is it intended to be a projection of future results.
In determining the
pro-forma
revenue and profit of the Group had PolicyPal been acquired at the beginning of the current year, the directors of the Company have calculated depreciation of plant and equipment and amortization of intangible asset acquired on the basis of the fair values arising in the initial accounting for the business combination rather than the carrying amounts recognized in the pre-acquisition
financial statements.